U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

                  LORD ABBETT SERIES FUND, INC. (The Fund sold its shares to an
                  767 FIFTH AVENUE              unmanaged separate account that
                  NEW YORK, NEW YORK  10153     offers interests therein that
                                                are registered under the
                                                Securities Act and on which
                                                a registration fee has been or
                                                will paid)

2.       Name of each series or class of funds for which this notice is filed:

                  GROWTH & INCOME SERIES
                  GLOBAL EQUITY SERIES

3.   Investment  Company Act File Number:  811-5876  Securities Act File Number:
     33-31072


4.   Last day of fiscal year for which this notice is filed:

                  DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  0

9.   Number and aggregate sale price of securities  sold during the fiscal year:

          0         $0

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                   0 SHARES           $0

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                    0 SHARES          $0

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                            $0

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                            +0

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                            -0

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                            +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):

                                             $0

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                                     x.0003030303

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                                            $0

          Instruction: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                      --

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Thomas F. Konop

Name: Thomas F. Konop

Title: Vice President

Date: February 28, 1997